Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	8.41%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	26.08%	5.85%	9.21%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.72%	5.78%	9.07%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.57%	4.57%	7.53%